Post-Retirement Obligations - Disclosure of Changes in the Fair Value of Plan Assets (Detail) - Pension plans and retirement supplement plans [member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Beginning balance	R$ 8,128	R$ 6,703	R$ 8,051
Real return on the investments	1,100	2,105	(730)
Contributions from the employer	159	127	116
Benefits paid	(841)	(807)	(734)
Ending balance	R$ 8,546	R$ 8,128	R$ 6,703